Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
18. Commitments and contingencies

(A) Leases commitments

The Group leases certain office premises and buildings under non-cancelable leases. Rental expenses under operating leases for 2014, 2015 and 2016 were $2,908,304, $1,553,580 and $619,262, respectively.

As of December 31, 2016, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2017	$138,788
2018	39,454
2019	627
2020 and thereafter	—

$178,869

(B) Legal matters

The Group is a party to legal matters and claims that are normal in the course of its operations. While the Group believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations and cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Group.